Net Trading and Other Income	6 Months Ended
Jun. 30, 2019
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Net Trading and Other Income

3. NET TRADING AND OTHER INCOME

	Half year to 30 June 2019 £m	Half year to 30 June 2018 £m
Net trading and other income	111	121

Included in net trading and other income in H119 is additional consideration of £15m in connection with the 2017 Vocalink Holdings Limited shareholding sale.

In H119 and H118, the Santander UK group did not repurchase any of its debt instruments.